INCOME AND EXPENSES (Details) - USD ($)		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Finance income [Abstract]
Interest income		$ 215,549	$ 128,377	$ 132,752
Total finance income		215,549	128,377	132,752
Finance costs [Abstract]
Interest on loans and borrowings		(107,568)	0	0
Interest on lease liabilities		(49,703)	0	0
Total finance costs		(157,271)	0	0
Other income/(expenses) [Abstract]
Net foreign exchange gain		632,832	234,090	52,538
Grant income	[1]	138,100	0	0
Gain on derecognition of right-of-use assets		15,588	0	0
Other		(25,603)	0	0
Total other income/(expenses)		760,917	234,090	52,538
Depreciation [Abstract]
Depreciation of property, plant and equipment		(84,512)	(8,812)	(1,259)
Total depreciation		(84,512)	(8,812)	(1,259)
Employee benefits expense (including KMP) [Abstract]
Wages, salaries and fees		(1,554,496)	(1,897,280)	(1,649,294)
Defined contribution plans		(34,099)	(51,432)	(18,876)
Other employee benefits		(130,430)	(159,030)	(66,735)
Share based payments		(470,939)	(438,375)	(1,172,164)
Employee benefits expense (including key management personnel)		$ (2,189,964)	$ (2,546,117)	$ (2,907,069)

[1]	During the 2020 year, the Group received US$138,100 (2019: nil) (2018: nil) in government grants under the Paycheck Protection Program, a business loan program established by the 2020 US Federal government Coronavirus Aid, Relief, and Economic Security Act (CARES Act) to help certain businesses continue paying their workers. The Paycheck Protection Program provides businesses with funds to pay payroll costs in the form of loans that will be fully forgiven when used for eligible payroll costs.